UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2024

Date of reporting period:	December 1, 2023 – May 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam High Yield Fund
Class A [PHYIX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$53	1.04%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$901,019,739
Total Number of Portfolio Holdings*	619
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38919-STSA-0724

Putnam High Yield Fund
Class B [PHYBX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class B	$91	1.79%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$901,019,739
Total Number of Portfolio Holdings*	619
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38919-STSB-0724

Putnam High Yield Fund
Class C [PHYLX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$91	1.79%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$901,019,739
Total Number of Portfolio Holdings*	619
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38919-STSC-0724

Putnam High Yield Fund
Class M [PHYMX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class M	$66	1.29%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$901,019,739
Total Number of Portfolio Holdings*	619
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38919-STSM-0724

Putnam High Yield Fund
Class R [PFJAX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$66	1.29%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$901,019,739
Total Number of Portfolio Holdings*	619
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38919-STSR-0724

Putnam High Yield Fund
Class R6 [PHYUX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$35	0.67%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$901,019,739
Total Number of Portfolio Holdings*	619
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38919-STSR6-0724

Putnam High Yield Fund
Class Y [PHAYX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$40	0.79%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$901,019,739
Total Number of Portfolio Holdings*	619
Portfolio Turnover Rate	25%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38919-STSY-0724

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
High Yield Fund

Financial Statements and Other Important Information

Semiannual | May 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 5/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (81.5%)*		Principal amount	Value
Advertising and marketing services (1.1%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		$3,280,000	$3,255,400
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		3,630,000	3,130,777
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		2,265,000	2,340,773
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,420,000	1,363,644
			10,090,594
Automotive (0.1%)
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		818,000	749,980
			749,980
Basic materials (10.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		3,165,000	3,410,822
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		2,060,000	2,108,851
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		580,000	542,005
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		2,260,000	2,219,173
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		2,600,000	2,643,399
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		3,140,000	2,799,774
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		475,000	458,462
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		1,705,000	1,541,584
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,789,123
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		2,310,000	2,133,978
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		870,000	866,771
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	1,860,134
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		1,150,000	1,127,370
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		2,125,000	2,281,719
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,730,000	1,547,961
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	400,000	403,013
Constellium SE 144A company guaranty sr. unsec. unsub. notes 5.875%, 2/15/26 (France)		$451,000	448,009
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		1,150,000	1,116,862
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	838,900
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		1,920,000	1,877,133
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	1,235,000	1,244,465
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$1,460,000	1,294,037
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		2,250,000	1,918,442
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		2,310,000	2,278,256
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		1,500,000	1,350,000
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		2,237,000	2,130,743
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		1,915,000	1,836,870
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,600,000	839,568
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$1,565,000	1,408,354
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		2,315,000	2,182,658
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		2,170,000	2,161,061
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		2,195,000	2,236,398
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,654,938
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		880,000	953,074
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		1,360,000	1,344,700
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		365,000	312,502
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		1,905,000	1,760,058
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	505,000	517,435
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	730,000	739,571
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$1,175,000	1,249,384
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		1,915,000	1,762,756
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		3,400,000	3,151,679
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		1,910,000	1,771,701
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		2,055,000	1,895,209
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		1,515,000	1,615,852
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		3,066,000	2,869,316
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		2,590,000	2,439,378

High Yield Fund 1

CORPORATE BONDS AND NOTES (81.5%)* cont.		Principal amount	Value
Basic materials cont.
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		$1,430,000	$1,371,013
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		2,125,000	2,231,250
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		2,190,000	2,017,442
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		2,205,000	2,000,806
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		1,081,000	1,071,675
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		2,275,000	2,309,125
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		2,300,000	2,116,035
			90,050,794
Broadcasting (1.6%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		3,740,000	3,823,360
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		2,390,000	1,327,293
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		1,440,000	1,270,096
Paramount Global jr. unsec. sub. FRB 6.375%, 3/30/62		100,000	91,141
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		1,905,000	1,715,982
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,192,000	1,750,397
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		2,295,000	2,054,398
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		2,125,000	2,092,943
			14,125,610
Building materials (3.0%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,230,633
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,210,000	1,068,663
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡		1,305,000	1,253,304
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		2,670,000	2,641,877
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	660,000	742,909
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$3,010,000	3,013,763
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		2,195,000	1,982,047
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		1,900,000	1,731,762
Owens Corning 144A sr. unsec. notes 3.50%, 2/15/30		2,050,000	1,856,154
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,484,000	1,510,219
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		$1,975,000	1,915,120
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	219,108
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		2,225,000	1,985,548
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		3,975,000	3,792,173
White Cap Parent, LLC 144A sr. unsec. notes 8.25%		880,000	869,094
			26,812,374
Capital goods (7.5%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	1,115,000	975,764
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$1,730,000	1,428,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,745,000	1,025,188
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,985,000	3,223,800
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		915,000	840,779
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		975,000	856,892
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		1,915,000	1,937,133
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		909,000	909,962
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		400,000	413,784
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		645,000	647,352
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		755,000	766,325
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		1,675,000	1,797,262
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		2,180,000	2,245,202
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		955,000	1,031,221
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		2,511,000	2,510,828
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		435,000	439,574
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,335,000	1,433,215
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$1,685,000	1,682,040
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		1,200,000	1,207,874
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,180,000	1,098,323
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		685,000	698,712
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		3,521,000	3,117,751
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		1,450,000	1,343,598

2 High Yield Fund

CORPORATE BONDS AND NOTES (81.5%)* cont.		Principal amount	Value
Capital goods cont.
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		$3,190,000	$2,956,742
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		2,730,000	2,720,752
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,475,000	1,484,452
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		710,000	717,100
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		2,445,000	2,545,856
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		1,132,000	1,033,998
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		1,535,000	1,394,417
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		1,810,000	1,759,324
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		2,635,000	2,878,811
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		699,000	749,861
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,400,000	1,316,702
TK Elevator Holdco GmbH sr. unsec. notes Ser. REGS, 6.625%, 7/15/28 (Germany)	EUR	1,237,500	1,290,193
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		$124,000	121,057
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,655,000	2,461,420
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		440,000	451,315
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		1,800,000	1,822,653
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		2,205,000	2,229,806
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		1,810,000	1,815,365
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	785,000	823,860
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$1,301,000	1,205,930
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		525,000	527,548
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		525,000	526,922
ZF North America Capital, Inc. 144A company guaranty sr. unsec. Notes 7.125%, 4/14/30 (Germany)		810,000	833,288
ZF North America Capital, Inc. 144A company guaranty sr. unsec. notes 6.875%, 4/14/28 (Germany)		810,000	821,138
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		1,520,000	1,535,200
			67,654,539
Commercial and consumer services (2.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		1,895,000	1,721,178
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		2,830,000	2,821,267
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	1,058,381
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28		1,570,000	1,417,365
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		3,425,000	2,933,695
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		2,180,000	2,259,487
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		1,012,000	897,430
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		495,000	500,569
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		720,000	684,196
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		420,000	377,211
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		2,475,000	2,183,806
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		1,992,000	1,993,685
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		2,604,000	2,487,189
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		2,710,000	2,660,507
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		1,931,000	1,867,223
			25,863,189
Communication services (4.7%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,196,780
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		1,340,000	898,972
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,125,000	787,702
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,254,129
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		3,742,000	3,351,964
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		7,000,000	5,962,980
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		2,800,000	2,254,646
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)		1,895,000	1,789,280
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		3,595,000	2,856,976
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		3,195,000	2,243,841
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		2,291,000	2,151,277
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		1,260,000	1,003,372
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		1,565,000	1,619,539
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		2,925,000	2,848,234
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		2,309,000	2,284,689

High Yield Fund 3

CORPORATE BONDS AND NOTES (81.5%)* cont.		Principal amount	Value
Communication services cont.
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		$1,599,000	$614,448
Rogers Communications, Inc. 144A unsec. sub. FRB 5.25%, 3/15/82 (Canada)		705,000	678,264
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		1,755,000	1,193,400
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		3,060,000	2,542,394
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		1,490,000	1,249,052
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	453,334
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		1,560,000	1,326,000
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,174,215
			42,735,488
Consumer (0.3%)
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		2,925,000	2,923,437
Stanley Black & Decker, Inc. jr. unsec. sub. FRB 4.00%, 3/15/60		200,000	184,134
			3,107,571
Consumer staples (3.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		2,345,000	2,040,486
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		2,770,000	2,591,054
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,710,000	1,634,933
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 7/15/27		615,000	587,990
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		1,130,000	1,215,191
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	2,085,000	2,241,402
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$2,275,000	2,048,512
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		2,270,000	2,312,481
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		1,330,000	1,339,448
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		2,060,000	1,939,080
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		3,110,000	2,748,904
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		305,000	307,929
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		2,976,000	2,905,469
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,605,000	1,605,430
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		1,388,000	1,206,677
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		1,373,000	1,276,944
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		2,218,000	2,221,837
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		535,000	552,152
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		1,380,000	1,295,325
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		920,000	877,951
			32,949,195
Energy (9.2%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		626,000	644,848
BP Capital Markets PLC company guaranty unsec. sub. bonds 6.45%, 3/1/74 (United Kingdom)		250,000	255,589
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity (United Kingdom)		490,000	462,319
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		1,145,000	1,143,164
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		300,000	320,905
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		1,850,000	1,941,551
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		2,385,000	2,546,259
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		2,905,000	2,677,803
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		242,000	234,083
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		3,644,000	3,715,076
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		6,100,000	6,158,911
EnLink Midstream Partners LP jr. unsec. sub. FRN (CME Term SOFR 3 Month + 4.37%), 9.701%, perpetual maturity		500,000	494,580
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32		1,680,000	1,728,438
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		990,000	950,179
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	1,025,960
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		905,000	822,584
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		1,090,000	1,102,208
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,365,000	2,304,665
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		1,455,000	1,452,164

4 High Yield Fund

CORPORATE BONDS AND NOTES (81.5%)* cont.	Principal amount	Value
Energy cont.
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	$1,765,000	$1,761,048
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	6,844,000	6,886,426
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	1,026,000	1,117,296
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	1,810,000	1,788,053
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	1,325,000	1,324,485
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	1,415,000	1,402,473
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	3,064,000	2,845,964
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	2,610,000	2,739,568
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	3,065,000	3,180,011
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	990,000	984,239
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	660,000	658,984
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	1,804,000	1,798,010
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	4,030,000	3,875,723
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	1,615,000	1,522,138
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	1,064,000	1,010,800
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)	320,000	292,635
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	575,000	584,581
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	1,239,975	1,236,722
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	1,270,000	1,317,089
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	693,000	722,958
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	1,105,000	1,105,061
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	835,000	835,000
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	395,000	395,950
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	720,000	648,436
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	1,940,000	2,080,253
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	2,090,000	2,266,649
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	2,790,000	2,877,046
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	1,070,000	1,093,534
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	1,395,000	1,440,900
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	965,000	941,155
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	1,890,000	1,915,988
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	551,000	557,888
		83,188,349
Entertainment (2.3%)
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	2,199,000	2,102,794
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	2,045,000	1,909,285
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	1,190,000	1,172,960
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	1,185,000	1,191,177
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	895,000	934,156
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	1,345,000	1,373,581
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	1,725,000	2,157,286
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	1,315,000	1,358,403
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	2,745,000	2,923,925
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	455,000	452,926
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	1,369,000	1,348,838
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	465,000	448,245
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	2,500,000	2,501,605
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32	1,000,000	996,250
		20,871,431
Financials (10.0%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	3,400,000	3,408,888
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 10.50%, 11/1/29	2,270,000	2,111,572
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	2,473,000	2,707,053
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity	600,000	528,213
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity	200,000	159,943
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26	250,000	227,887
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	3,615,000	3,020,680

High Yield Fund 5

CORPORATE BONDS AND NOTES (81.5%)* cont.	Principal amount	Value
Financials cont.
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50	$1,000,000	$971,729
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51	500,000	463,441
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	1,615,000	1,766,476
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	1,970,000	1,903,196
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.375%, 9/19/53 (Spain)	200,000	213,405
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)	600,000	550,905
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	200,000	219,500
Banco Santander SA jr. unsec. sub. FRB 4.75%, perpetual maturity (Spain)	200,000	179,131
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	200,000	210,380
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27	350,000	327,283
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	250,000	250,280
Bank of Montreal jr. unsec. sub. bonds 7.70%, 5/26/84 (Canada)	200,000	202,272
Bank of Nova Scotia (The) jr. unsec. sub. FRB 8.625%, 10/27/82 (Canada)	300,000	313,196
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)	100,000	81,926
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)	320,000	313,745
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)	460,000	459,633
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)	200,000	199,675
Barclays PLC jr. unsec. sub. FRN 6.125%, 8/12/50 (United Kingdom)	200,000	194,488
BNP Paribas SA 144A jr. unsec. sub. FRN 7.75%, perpetual maturity (France)	200,000	204,673
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)	300,000	300,208
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity	250,000	224,678
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	100,000	99,777
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity	690,000	659,384
Citizens Financial Group, Inc. jr. unsec. sub. FRN (CME Term SOFR 3 Month + 3.42%), 8.72%, perpetual maturity	320,000	314,170
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	2,182,000	1,762,098
Commerzbank AG jr. unsec. sub. FRB 7.00%, perpetual maturity (Germany)	600,000	594,750
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	2,645,000	2,792,398
Credit Agricole SA 144A jr. unsec. sub. FRN 6.875%, perpetual maturity (France)	310,000	309,684
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)	450,000	392,726
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)	400,000	381,859
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,360,000	1,145,959
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity	230,000	228,657
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	1,240,000	1,289,600
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	1,735,000	1,736,828
Fifth Third Bancorp jr. unsec. sub. FRB 4.50%, 7/30/50	150,000	144,643
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	575,000	629,625
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	1,840,000	1,984,900
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	2,530,000	2,443,468
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity	570,000	537,298
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	795,000	818,031
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (CME Term SOFR 3 Month + 2.39%), 7.709%, 2/12/47	550,000	489,149
HSBC Holdings PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)	200,000	207,500
HSBC Holdings PLC jr. unsec. sub. FRN 6.50%, perpetual maturity (United Kingdom)	540,000	522,196
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	2,065,000	2,098,100
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity	250,000	230,677
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)	540,000	519,497
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)	610,000	608,991
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	425,000	358,994
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	4,995,000	5,137,178
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	1,000,000	1,052,477
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	660,000	710,298
JPMorgan Chase & Co. jr. unsec. sub. bonds 6.875%, 6/1/29	200,000	206,377
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	400,000	375,448
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	1,820,000	1,644,798
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	2,245,000	2,105,136
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51	300,000	277,543
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)	600,000	597,424
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29	1,390,000	1,288,573

6 High Yield Fund

CORPORATE BONDS AND NOTES (81.5%)* cont.		Principal amount	Value
Financials cont.
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		$405,000	$411,222
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		270,000	272,838
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		785,000	514,523
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		350,000	405,675
Mitsubishi UFJ Financial Group, Inc. Jr. unsec. sub. FRB 8.20%, perpetual maturity (Japan)		550,000	589,548
Morgan Stanley jr. unsec. sub. FRN ( + 0.00%), 5.875%, perpetual maturity		760,000	739,037
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		2,260,000	2,249,141
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		3,130,000	2,893,723
NatWest Group PLC jr. unsec. sub. bonds 8.125%, 5/10/74 (United Kingdom)		200,000	202,806
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		2,150,000	2,150,695
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		2,890,000	2,871,066
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,129,000	1,980,001
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		1,870,000	1,914,594
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		2,250,000	2,191,178
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRB Ser. W, 6.25%, perpetual maturity		350,000	334,016
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRN 6.20%, perpetual maturity		650,000	638,651
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		2,615,000	2,585,647
Prudential Financial, Inc. jr. unsec. sub. bonds 6.50%, 3/15/54		200,000	200,506
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52		100,000	92,529
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50		520,000	448,751
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		635,000	648,719
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		1,455,000	1,445,906
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		590,000	593,223
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)		205,000	217,556
Societe Generale SA 144A jr. unsec. sub. FRB 9.375%, 11/22/52 (France)		200,000	205,750
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		1,665,000	1,524,878
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	120,000	141,335
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)		$550,000	570,041
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	527,398
U.S. Bancorp jr. sub. unsec. FRN 3.70%, perpetual maturity		650,000	578,516
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	506,175
UBS Group AG 144A jr. unsec. sub. FRN 9.25%, 11/13/73 (Switzerland)		200,000	222,580
Wells Fargo & Co. jr. unsec. sub. FRB 7.625%, 9/15/28		800,000	842,412
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		425,000	401,669
			90,522,972
Gaming and lottery (3.3%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		3,400,000	3,050,577
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		395,000	390,597
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		3,237,000	3,271,963
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		3,955,000	3,573,011
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		325,000	315,520
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		440,000	452,378
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,600,015
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,264,000	2,156,460
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		2,215,000	2,098,170
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		560,000	549,743
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		1,435,000	1,256,683
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		3,105,000	2,891,331
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		235,000	228,737
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		2,265,000	2,130,105
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		3,250,000	3,327,188
			29,292,478
Health care (6.5%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		252,000	243,474
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		1,420,000	1,444,850
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	1,229,778
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		1,835,000	1,344,138
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,035,000	880,006

High Yield Fund 7

CORPORATE BONDS AND NOTES (81.5%)* cont.		Principal amount	Value
Health care cont.
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		$1,895,000	$1,783,898
Centene Corp. sr. unsec. notes 3.375%, 2/15/30		600,000	528,221
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		2,230,000	1,951,250
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		1,075,000	968,844
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		1,880,000	1,942,499
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		428,000	428,764
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		2,295,000	2,173,712
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	1,214,442
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		2,865,000	2,378,242
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		2,100,000	2,117,260
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		1,105,000	1,128,481
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		2,117,000	1,947,233
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		4,185,000	3,809,396
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		2,380,000	2,166,221
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		1,385,000	1,305,607
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		2,880,000	2,613,134
Organon & Co./Organon Foreign Debt Co-Issuer BV 144A company guaranty sr. notes 4.125%, 4/30/28		675,000	623,486
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		2,440,000	2,345,043
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		1,315,000	1,149,079
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		3,325,000	3,239,867
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		1,885,000	1,743,810
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		4,725,000	4,683,234
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	3,190,000	3,337,358
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$1,055,000	1,076,139
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,665,000	1,816,931
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		1,245,000	1,322,813
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		3,585,000	3,428,773
			58,365,983
Homebuilding (0.8%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		1,279,200	1,110,540
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		2,810,000	2,917,588
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		81,000	55,580
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		840,000	836,008
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,499,000	1,422,205
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		947,000	932,293
			7,274,214
Lodging/Tourism (1.9%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		655,000	672,738
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		1,470,000	1,597,865
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		3,705,000	3,636,763
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		1,435,000	1,553,587
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		3,463,000	3,270,862
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,980,000	2,961,761
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		2,365,000	2,547,715
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		940,000	941,682
			17,182,973
Publishing (0.9%)
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		3,065,000	2,859,744
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		2,265,000	2,111,613
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		3,455,000	3,135,077
			8,106,434
Retail (1.4%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		2,510,000	2,531,471
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		1,460,000	1,332,672
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		3,640,000	3,599,050
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		925,000	629,088

8 High Yield Fund

CORPORATE BONDS AND NOTES (81.5%)* cont.	Principal amount	Value
Retail cont.
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28	$2,150,000	$1,996,714
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	2,220,000	2,125,359
		12,214,354
Technology (5.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	1,370,000	1,270,675
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	3,155,000	3,036,688
Cloud Software Group, Inc. 144A sr. notes 6.50%, 3/31/29	5,052,000	4,791,361
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	964,000	792,408
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26	1,100,000	981,750
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	1,959,000	1,739,490
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	2,039,000	2,103,610
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32	1,440,000	1,483,200
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	1,865,000	1,888,872
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	939,000	943,695
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	5,227,000	4,865,219
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	4,080,000	3,776,725
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29	3,035,000	2,818,055
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	1,095,000	999,901
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	2,375,000	2,478,906
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	2,025,000	1,698,469
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	505,000	572,037
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	835,000	715,132
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	3,316,000	3,000,980
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	2,195,000	1,915,282
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	2,785,000	2,488,931
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	2,765,000	2,782,531
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	4,580,000	4,086,637
		51,230,554
Textiles (0.9%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	2,695,000	2,748,900
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	2,790,000	2,514,488
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	3,810,000	3,293,169
		8,556,557
Tire and rubber (0.3%)
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33	2,825,000	2,526,351
		2,526,351
Transportation (0.9%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	2,255,000	2,180,731
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	890,000	822,628
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	890,000	857,569
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	4,550,000	4,492,544
		8,353,472
Utilities and power (2.5%)
American Electric Power Co., Inc. jr. unsec. sub. FRB 3.875%, 2/15/62	400,000	364,392
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	1,885,000	1,740,931
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity	320,000	318,576
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82	425,000	379,151
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	1,065,000	1,170,169
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)	450,000	445,071
Enbridge, Inc. unsec. sub. FRB 8.50%, 1/15/84 (Canada)	200,000	214,940
Enbridge, Inc. unsec. sub. FRB 7.375%, 1/15/83 (Canada)	320,000	316,975
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)	200,000	193,170
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	4,075,000	3,833,365
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity	200,000	195,909
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79	450,000	426,444
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82	250,000	227,096
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33	665,000	702,761
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	2,285,000	2,498,805
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	1,128,000	1,075,887
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	430,000	409,603

High Yield Fund 9

CORPORATE BONDS AND NOTES (81.5%)* cont.	Principal amount	Value
Utilities and power cont.
Sempra jr. unsec. sub. bonds 6.875%, 10/1/54	$100,000	$99,019
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51	500,000	465,331
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	995,000	1,011,421
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	1,795,000	1,781,655
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	1,420,000	1,427,100
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	1,430,000	1,383,007
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	2,150,000	2,234,005
		22,914,783
Total corporate bonds and notes (cost $757,948,496)		$734,740,239

SENIOR LOANS (6.8%)*c	Principal amount	Value
Basic materials (1.4%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.179%, 11/23/27	$2,027,542	$2,010,227
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.334%, 4/30/28	912,713	885,906
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.00%), 12.32%, 3/15/30	2,445,000	2,220,060
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	2,090,414	1,900,186
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.679%, 10/15/28	1,048,742	1,050,713
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.829%, 4/3/28	878,363	884,950
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.826%, 4/3/28	1,812,072	1,823,397
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.706%, 4/21/29	1,127,139	1,111,844
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.321%, 9/22/28	438,878	439,896
		12,327,179
Capital goods (0.6%)
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.68%, 10/19/28	430,650	432,321
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.93%, 10/19/28	1,325,702	1,331,919
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.685%, 6/15/28	640,532	641,332
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30	2,558,042	2,574,030
		4,979,602
Communication services (0.3%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.829%, 9/13/29	1,330,000	1,268,820
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.694%, 8/2/29	1,868,683	1,871,206
		3,140,026
Consumer cyclicals (1.4%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.079%, 10/19/27	1,674,763	1,681,412
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.444%, 8/21/28	600,684	602,564
CMG Media Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.909%, 12/17/26	1,341,330	1,056,445
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 1/27/29	1,306,667	1,309,986
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.179%, 12/17/27	1,012,395	1,008,093
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.814%, 9/21/28	1,485,238	1,485,699
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.821%, 4/15/28	1,434,077	1,305,655
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29	1,287,748	1,232,658
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.179%, 1/29/28	1,760,217	1,752,366
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	1,410,000	14,100
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.556%, 4/4/29	1,097,215	1,099,706
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.579%, 3/7/31	900,000	901,809
		13,450,493
Consumer staples (0.7%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.179%, 11/18/29	1,570,000	1,539,385
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27	1,500,810	1,506,033
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.841%, 12/17/28	1,610,432	1,062,885
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.079%, 3/27/28	1,784,385	1,797,018
		5,905,321
Energy (0.3%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.302%, 12/31/30	2,423,012	2,425,532
		2,425,532

10 High Yield Fund

SENIOR LOANS (6.8%)*c cont.	Principal amount	Value
Health care (0.6%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.67%, 5/5/27	$1,991,675	$1,970,643
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.793%, 4/23/31	2,443,000	2,439,946
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.079%, 10/23/28	1,194,761	1,202,228
		5,612,817
Technology (0.9%)
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29	2,291,803	2,299,435
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 5/8/31	660,000	661,650
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.829%, 12/1/27	1,639,913	1,650,752
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.079%, 10/5/28	1,717,000	1,722,821
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.82%, 1/31/31	1,600,771	1,612,169
		7,946,827
Transportation (0.6%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28	2,590,667	2,688,905
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.775%, 6/4/29	1,135,000	1,132,163
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.071%, 2/17/31	1,820,000	1,824,222
		5,645,290
Total senior loans (cost $63,224,855)		$61,433,087

CONVERTIBLE BONDS AND NOTES (2.1%)*	Principal amount	Value
Capital goods (—%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$46,000	$61,249
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29	20,000	22,660
Granite Construction, Inc. cv. sr. unsec. notes 3.75%, 5/15/28	13,000	18,928
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	47,000	51,630
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	32,000	37,894
		192,361
Communication services (—%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	48,000	35,098
		35,098
Consumer cyclicals (0.4%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	1,770,000	1,468,074
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	33,000	27,060
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	39,000	78,081
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	47,000	66,259
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	35,000	32,119
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	53,000	57,216
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	1,297,000	1,433,574
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	28,000	21,742
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	12,000	36,006
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	74,000	68,043
		3,288,174
Consumer staples (0.6%)
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	95,000	74,263
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	1,460,000	1,334,158
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	24,000	24,624
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	2,115,000	1,842,694
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	1,621,000	1,786,109
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	63,000	76,331
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	54,000	61,016
		5,199,195
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	1,000,000	737,600
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	51,000	61,634
		799,234
Financials (0.2%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	1,396,000	1,649,095
		1,649,095

High Yield Fund 11

CONVERTIBLE BONDS AND NOTES (2.1%)* cont.	Principal amount	Value
Health care (0.2%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	$37,000	$34,454
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	15,000	15,498
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	22,000	19,780
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	1,734,000	1,706,256
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	95,000	78,013
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	33,000	32,258
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	19,000	19,681
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	28,000	41,538
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	46,000	57,960
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	31,000	30,737
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	18,000	20,749
TransMedics Group, Inc. cv. sr. unsec. sub. notes 1.50%, 6/1/28	18,000	28,958
		2,085,882
Technology (0.4%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	38,000	37,050
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	47,000	62,336
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	56,000	49,868
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	20,000	25,670
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	33,000	29,906
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	16,000	14,768
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	18,000	38,943
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	17,000	27,169
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50%, 12/15/29	97,000	86,233
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	36,000	36,734
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	55,000	56,320
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	11,000	13,877
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	58,000	52,455
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	89,000	87,552
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	637,000	934,665
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	3,000	8,889
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	33,000	33,972
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	43,000	43,256
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	35,000	34,226
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	62,000	55,862
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	1,270,000	1,599,565
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29	48,000	46,800
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	65,000	68,835
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	43,000	36,744
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	78,000	43,368
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	16,000	14,232
		3,539,295
Utilities and power (0.2%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	37,000	36,760
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	32,000	63,719
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	1,713,000	1,764,947
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28	37,000	36,075
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	32,000	33,008
		1,934,509
Total convertible bonds and notes (cost $18,923,316)		$18,722,843

COMMON STOCKS (0.5%)*	Shares	Value
GFL Environmental, Inc. (Canada)	26,825	$844,183
Jackson Financial, Inc. (Preference)	10,000	267,000
Permian Resources Corp.	91,865	1,505,667
Viking Holdings, Ltd. (Bermuda) †	71,600	2,248,955
Total common stocks (cost $4,105,907)		$4,865,805

12 High Yield Fund

CONVERTIBLE PREFERRED STOCKS (0.5%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	29,264	$1,901,282
Bank of America Corp. Ser. L, 7.25% cv. pfd.	141	167,769
Chart Industries, Inc. $3.375 cv. pfd.	35,272	2,239,420
NextEra Energy, Inc. $3.46 cv. pfd.	2,288	103,601
Total convertible preferred stocks (cost $3,505,380)		$4,412,072

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Bonds 1.25%, 5/15/50	$1,866,000	$908,509
U.S. Treasury Notes 0.25%, 7/31/25 [i]	44,000	41,651
Total U.S. treasury obligations (cost $934,536)		$950,160

PREFERRED STOCKS (0.1%)*	Shares	Value
Allstate Corp. (The) Ser. J, $1.844 pfd.	8,000	$217,840
Brunswick Corp/DE $6.625 pfd	3,700	92,500
PennyMac Mortgage Investment Trust Ser. A, $2.031 pfd. ARP R	4,000	93,200
SCE Trust VII $7.50 pfd.	10,000	267,500
Total preferred stocks (cost $646,484)		$671,040

SHORT-TERM INVESTMENTS (7.3%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.46% L	65,997,001	$65,997,001
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% P	10,000	10,000
Total short-term investments (cost $66,007,001)		$66,007,001

TOTAL INVESTMENTS
Total investments (cost $915,295,975)	$891,802,247

Key to holding’s currency abbreviations
EUR	Euro

Key to holding’s abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from December 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $901,019,739.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.

High Yield Fund 13

Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 5/31/24 (aggregate face value $25,906,622) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Euro	Sell	6/20/24	$477,637	$478,983	$1,346
Citibank, N.A.
	Euro	Sell	6/20/24	1,866,792	1,873,228	6,436
Goldman Sachs International
	Euro	Sell	6/20/24	737,249	739,784	2,535
JPMorgan Chase Bank N.A.
	Euro	Sell	6/20/24	421,502	422,968	1,466
Morgan Stanley & Co. International PLC
	British Pound	Sell	6/20/24	153,305	151,319	(1,986)
	Euro	Sell	6/20/24	6,166,504	6,189,392	22,888
NatWest Markets PLC
	Euro	Sell	6/20/24	947,131	950,478	3,347
State Street Bank and Trust Co.
	British Pound	Sell	6/20/24	2,046,353	2,044,534	(1,819)
	Euro	Sell	6/20/24	6,695,282	6,740,062	44,780
UBS AG
	Euro	Buy	6/20/24	3,154,859	3,157,811	(2,952)
	Euro	Sell	6/20/24	3,154,859	3,158,063	3,204
Unrealized appreciation						86,002
Unrealized (depreciation)						(6,757)
Total						$79,245
* The exchange currency for all contracts listed is the United States Dollar.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 5/31/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
CDX NA HY Series 42 Index	B+/P	$(1,170,884)	$17,143,000	$1,160,581	6/20/29	500 bp — Quarterly	$130,174
Total	$(1,170,884)		$130,174
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at May 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

14 High Yield Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$844,183	$—	$—
Consumer cyclicals	2,248,955	—	—
Energy	1,505,667	—	—
Financials	267,000	—	—
Total common stocks	4,865,805	—	—
Convertible bonds and notes	—	18,722,843	—
Convertible preferred stocks	—	4,412,072	—
Corporate bonds and notes	—	734,740,239	—
Preferred stocks	671,040	—	—
Senior loans	—	61,433,087	—
U.S. treasury obligations	—	950,160	—
Short-term investments	10,000	65,997,001	—
Totals by level	$5,546,845	$886,255,402	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$79,245	$—
Credit default contracts	—	1,301,058	—
Totals by level	$—	$1,380,303	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

High Yield Fund 15

Financial Statements

Statement of assets and liabilities

5/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $849,298,974)	$825,805,246
Affiliated issuers (identified cost $65,997,001) (Note 5)	65,997,001
Cash	188,997
Foreign currency (cost $117,500) (Note 1)	118,428
Dividends, interest and other receivables	13,632,073
Receivable for shares of the fund sold	708,209
Receivable for investments sold	2,002,505
Receivable for variation margin on centrally cleared swap contracts (Note 1)	25,138
Unrealized appreciation on forward currency contracts (Note 1)	86,002
Deposits with broker (Note 1)	1,396,016
Receivable from broker (Note 1)	1,401
Prepaid assets	70,804
Total assets	910,031,820

LIABILITIES
Payable for investments purchased	6,402,304
Payable for shares of the fund repurchased	327,763
Payable for compensation of Manager (Note 2)	826,438
Payable for custodian fees (Note 2)	9,222
Payable for investor servicing fees (Note 2)	359,038
Payable for Trustee compensation and expenses (Note 2)	559,782
Payable for administrative services (Note 2)	3,188
Payable for distribution fees (Note 2)	302,898
Unrealized depreciation on forward currency contracts (Note 1)	6,757
Collateral on certain derivative contracts, at value (Notes 1 and 9)	51,651
Other accrued expenses	163,040
Total liabilities	9,012,081
Net assets	$901,019,739

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,096,740,085
Total distributable earnings (Note 1)	(195,720,346)
Total — Representing net assets applicable to capital shares outstanding	$901,019,739

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($596,850,548 divided by 113,318,807 shares)	$5.27
Offering price per class A share (100/96.00 of $5.27)*	$5.49
Net asset value and offering price per class B share ($451,765 divided by 88,921 shares)**	$5.08
Net asset value and offering price per class C share ($5,889,009 divided by 1,167,667 shares)**	$5.04
Net asset value and redemption price per class M share ($39,097,818 divided by 7,476,219 shares)	$5.23
Offering price per class M share (100/96.75 of $5.23)***	$5.41
Net asset value, offering price and redemption price per class R share ($11,872,958 divided by 2,270,854 shares)	$5.23
Net asset value, offering price and redemption price per class R6 share ($15,391,140 divided by 2,736,803 shares)	$5.62
Net asset value, offering price and redemption price per class Y share ($231,466,501 divided by 40,950,449 shares)	$5.65
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
***	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16  High Yield Fund

Statement of operations

Six months ended 5/31/24 (Unaudited)

Investment income
Interest (including interest income of $1,556,063 from investments in affiliated issuers) (Note 5)	$30,902,809
Dividends (net of foreign tax of $109)	186,809
Total investment income	31,089,618

EXPENSES
Compensation of Manager (Note 2)	2,505,193
Investor servicing fees (Note 2)	733,706
Custodian fees (Note 2)	18,767
Trustee compensation and expenses (Note 2)	24,604
Distribution fees (Note 2)	919,382
Administrative services (Note 2)	16,539
Other	246,538
Total expenses	4,464,729
Expense reduction (Note 2)	(20,104)
Net expenses	4,444,625
Net investment income	26,644,993

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(13,937,613)
Foreign currency transactions (Note 1)	2,636
Forward currency contracts (Note 1)	(61,458)
Swap contracts (Note 1)	1,576,286
Total net realized loss	(12,420,149)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	34,603,131
Assets and liabilities in foreign currencies	(299)
Forward currency contracts	278,381
Swap contracts	(628,557)
Total change in net unrealized appreciation	34,252,656
Net gain on investments	21,832,507
Net increase in net assets resulting from operations	$48,477,500

The accompanying notes are an integral part of these financial statements.

High Yield Fund   17

Statement of changes in net assets

	Six months ended 5/31/24*	Year ended 11/30/23
Increase (decrease) in net assets
Operations
Net investment income	$26,644,993	$52,384,515
Net realized loss on investments and foreign currency transactions	(12,420,149)	(46,589,327)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	34,252,656	57,767,308
Net increase in net assets resulting from operations	48,477,500	63,562,496
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(19,476,420)	(32,067,246)
Class B	(17,980)	(49,923)
Class C	(184,814)	(324,589)
Class M	(1,235,666)	(1,979,414)
Class R	(389,230)	(846,039)
Class R6	(584,313)	(974,660)
Class Y	(6,953,753)	(10,546,397)
Decrease from capital share transactions (Note 4)	(9,993,112)	(75,363,177)
Total increase (decrease) in net assets	9,642,212	(58,588,949)
Net assets
Beginning of period	891,377,527	949,966,476
End of period	$901,019,739	$891,377,527
*	Unaudited.

The accompanying notes are an integral part of these financial statements.

18  High Yield Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
May 31, 2024**	$5.16	.15	.13	.28	(.17)	(.17)	$5.27	5.47*	$596,851	.52*	2.92*	25*
November 30, 2023	5.06	.29	.08	.37	(.27)	(.27)	5.16	7.43	597,993	1.05	5.71	39
November 30, 2022	5.86	.26	(.81)	(.55)	(.25)	(.25)	5.06	(9.47)	641,771	1.04	4.76	28
November 30, 2021	5.85	.25	.01	.26	(.25)	(.25)	5.86	4.51	808,041	1.01	4.21	48
November 30, 2020	5.82	.26	.04	.30	(.27)	(.27)	5.85	5.57	839,550	1.03	4.66	46
November 30, 2019	5.59	.28	.24	.52	(.29)	(.29)	5.82	9.46	896,789	1.02	4.94	37
Class B
May 31, 2024**	$4.98	.13	.12	.25	(.15)	(.15)	$5.08	5.06*	$452	.89*	2.56*	25*
November 30, 2023	4.90	.24	.07	.31	(.23)	(.23)	4.98	6.46	755	1.80	4.95	39
November 30, 2022	5.68	.21	(.78)	(.57)	(.21)	(.21)	4.90	(10.11)	1,571	1.79	3.96	28
November 30, 2021	5.68	.20	.01	.21	(.21)	(.21)	5.68	3.68	3,306	1.76	3.48	48
November 30, 2020	5.65	.22	.04	.26	(.23)	(.23)	5.68	4.95	5,637	1.78	3.94	46
November 30, 2019	5.43	.24	.23	.47	(.25)	(.25)	5.65	8.73	10,087	1.77	4.22	37
Class C
May 31, 2024**	$4.95	.13	.11	.24	(.15)	(.15)	$5.04	4.92*	$5,889	.89*	2.55*	25*
November 30, 2023	4.86	.24	.08	.32	(.23)	(.23)	4.95	6.74	5,913	1.80	4.95	39
November 30, 2022	5.65	.21	(.78)	(.57)	(.22)	(.22)	4.86	(10.30)	8,543	1.79	3.99	28
November 30, 2021	5.65	.20	.01	.21	(.21)	(.21)	5.65	3.72	12,762	1.76	3.48	48
November 30, 2020	5.62	.21	.05	.26	(.23)	(.23)	5.65	4.99	20,415	1.78	3.92	46
November 30, 2019	5.41	.23	.23	.46	(.25)	(.25)	5.62	8.58	30,768	1.77	4.22	37
Class M
May 31, 2024**	$5.12	.15	.12	.27	(.16)	(.16)	$5.23	5.40*	$39,098	.64*	2.79*	25*
November 30, 2023	5.03	.28	.06	.34	(.25)	(.25)	5.12	7.01	38,913	1.30	5.46	39
November 30, 2022	5.83	.24	(.80)	(.56)	(.24)	(.24)	5.03	(9.72)	40,762	1.29	4.51	28
November 30, 2021	5.82	.23	.02	.25	(.24)	(.24)	5.83	4.32	52,676	1.26	3.96	48
November 30, 2020	5.79	.25	.04	.29	(.26)	(.26)	5.82	5.37	55,549	1.28	4.41	46
November 30, 2019	5.56	.27	.24	.51	(.28)	(.28)	5.79	9.28	59,320	1.27	4.67	37
Class R
May 31, 2024**	$5.12	.15	.12	.27	(.16)	(.16)	$5.23	5.40*	$11,873	.64*	2.79*	25*
November 30, 2023	5.03	.28	.06	.34	(.25)	(.25)	5.12	7.00	12,516	1.30	5.45	39
November 30, 2022	5.83	.24	(.80)	(.56)	(.24)	(.24)	5.03	(9.72)	16,371	1.29	4.54	28
November 30, 2021	5.82	.23	.02	.25	(.24)	(.24)	5.83	4.32	16,485	1.26	3.96	48
November 30, 2020	5.79	.25	.04	.29	(.26)	(.26)	5.82	5.35	17,059	1.28	4.42	46
November 30, 2019	5.56	.27	.24	.51	(.28)	(.28)	5.79	9.28	23,954	1.27	4.69	37
Class R6
May 31, 2024**	$5.49	.17	.14	.31	(.18)	(.18)	$5.62	5.69*	$15,391	.34*	3.11*	25*
November 30, 2023	5.38	.33	.06	.39	(.28)	(.28)	5.49	7.54	19,992.68		6.08	39
November 30, 2022	6.21	.29	(.85)	(.56)	(.27)	(.27)	5.38	(9.07)	17,597.68		5.14	28
November 30, 2021	6.19	.29	.01	.30	(.28)	(.28)	6.21	4.82	18,888.66		4.55	48
November 30, 2020	6.14	.30	.05	.35	(.30)	(.30)	6.19	6.04	16,039.67		5.02	46
November 30, 2019	5.88	.32	.25	.57	(.31)	(.31)	6.14	9.94	15,255.66		5.27	37

The accompanying notes are an integral part of these financial statements.

High Yield Fund   19

Financial highlights cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class Y
May 31, 2024**	$5.52	.17	.14	.31	(.18)	(.18)	$5.65	5.59*	$231,467	.39*	3.04*	25*
November 30, 2023	5.40	.32	.08	.40	(.28)	(.28)	5.52	7.56	215,296.80		5.95	39
November 30, 2022	6.24	.29	(.87)	(.58)	(.26)	(.26)	5.40	(9.34)	223,351.79		5.00	28
November 30, 2021	6.21	.28	.01	.29	(.26)	(.26)	6.24	4.77	251,589.76		4.46	48
November 30, 2020	6.15	.29	.06	.35	(.29)	(.29)	6.21	5.98	307,210.78		4.91	46
November 30, 2019	5.88	.31	.26	.57	(.30)	(.30)	6.15	9.89	321,497.77		5.16	37

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

20  High Yield Fund

Notes to financial statements 5/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from December 1, 2023 through May 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
Franklin Advisers	Franklin Advisers, Inc, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam High Yield Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that are obligations of U.S. companies, are below-investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in securities rated below-investment-grade. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may also invest in other debt instruments, including loans. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and credit default swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares after 8 years
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class M†	Up to 3.25%	None	None
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events

High Yield Fund    21

that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,396,016 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general

22   High Yield Fund

obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$8,559,649	$168,010,324	$176,569,973

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $916,882,126, resulting in gross unrealized appreciation and depreciation of $12,670,429 and $36,370,005, respectively, or net unrealized depreciation of $23,699,576.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.277% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers, replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through March 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual

High Yield Fund    23

rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management, will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets, and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$496,737
Class B	498
Class C	5,034
Class M	32,392
Class R	10,207
Class R6	4,520
Class Y	184,318
Total	$733,706

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $20,104 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $696, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum%) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved%) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum%	Approved%	Amount
Class A	0.35%	0.25%	$755,950
Class B	1.00%	1.00%	3,034
Class C	1.00%	1.00%	30,659
Class M	1.00%	0.50%	98,613
Class R	1.00%	0.50%	31,126
Total			$919,382

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $14,799 and no monies from the sale of class A and class M shares, respectively, and received no monies and $105 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $329 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$212,978,195	$223,590,069
U.S. government securities (Long-term)	—	—
Total	$212,978,195	$223,590,069

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

24   High Yield Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	5,806,186	$30,586,011	16,856,311	$86,014,519
Shares issued in connection with reinvestment of distributions	3,379,767	17,796,218	5,752,264	29,207,988
	9,185,953	48,382,229	22,608,575	115,222,507
Shares repurchased	(11,838,997)	(62,373,499)	(33,448,578)	(170,325,446)
Net decrease	(2,653,044)	$(13,991,270)	(10,840,003)	$(55,102,939)
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	237	$1,206	1,158	$5,685
Shares issued in connection with reinvestment of distributions	3,283	16,686	8,957	43,970
	3,520	17,892	10,115	49,655
Shares repurchased	(66,240)	(336,156)	(179,463)	(883,705)
Net decrease	(62,720)	$(318,264)	(169,348)	$(834,050)
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	121,901	$609,016	144,665	$708,080
Shares issued in connection with reinvestment of distributions	36,500	184,117	65,886	321,317
	158,401	793,133	210,551	1,029,397
Shares repurchased	(186,357)	(938,943)	(771,070)	(3,766,850)
Net decrease	(27,956)	$(145,810)	(560,519)	$(2,737,453)
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class M	Shares	Amount	Shares	Amount
Shares sold	105,000	$552,300	—	$—
Shares issued in connection with reinvestment of distributions	—	—	—	—
	105,000	552,300	—	—
Shares repurchased	(226,780)	(1,187,620)	(507,786)	(2,577,824)
Net decrease	(121,780)	$(635,320)	(507,786)	$(2,577,824)
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	240,458	$1,257,357	1,504,549	$7,615,886
Shares issued in connection with reinvestment of distributions	74,475	389,185	167,571	844,803
	314,933	1,646,542	1,672,120	8,460,689
Shares repurchased	(488,406)	(2,554,426)	(2,485,053)	(12,556,495)
Net decrease	(173,473)	$(907,884)	(812,933)	$(4,095,806)
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	403,979	$2,265,628	649,025	$3,522,383
Shares issued in connection with reinvestment of distributions	104,025	584,254	180,457	974,660
	508,004	2,849,882	829,482	4,497,043
Shares repurchased	(1,409,493)	(7,927,667)	(464,873)	(2,515,860)
Net increase (decrease)	(901,489)	$(5,077,785)	364,609	$1,981,183
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	7,837,062	$44,249,843	24,562,889	$133,904,861
Shares issued in connection with reinvestment of distributions	1,229,698	6,940,394	1,938,524	10,526,615
	9,066,760	51,190,237	26,501,413	144,431,476
Shares repurchased	(7,115,050)	(40,107,016)	(28,875,379)	(156,427,764)
Net increase (decrease)	1,951,710	$11,083,221	(2,373,966)	$(11,996,288)

High Yield Fund    25

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$55,266,657	$123,021,964	$112,291,620	$1,556,063	$65,997,001
Total Short-term investments	$55,266,657	$123,021,964	$112,291,620	$1,556,063	$65,997,001
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$27,200,000
Centrally cleared credit default contracts (notional)	$17,000,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$1,301,058*	Payables, Net assets — Unrealized depreciation	$—
Foreign exchange contracts	Receivables	86,002	Payables	6,757
Total		$1,387,060		$6,757
* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$1,576,286	$1,576,286
Foreign exchange contracts	(61,458)	—	$(61,458)
Total	$(61,458)	$1,576,286	$1,514,828
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$(628,557)	$(628,557)
Foreign exchange contracts	278,381	—	$278,381
Total	$278,381	$(628,557)	$(350,176)

26   High Yield Fund

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Total
Assets:
Centrally cleared credit default contracts§	$—	$25,138	$—	$—	$—	$—	$—	$—	$—	$25,138
Forward currency contracts#	1,346	—	6,436	2,535	1,466	22,888	3,347	44,780	3,204	86,002
Total Assets	$1,346	$25,138	$6,436	$2,535	$1,466	$22,888	$3,347	$44,780	$3,204	$111,140
Liabilities:
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—
Forward currency contracts#	—	—	—	—	—	1,986	—	1,819	2,952	6,757
Total Liabilities	$—	$—	$—	$—	$—	$1,986	$—	$1,819	$2,952	$6,757
Total Financial and Derivative Net Assets	$1,346	$25,138	$6,436	$2,535	$1,466	$20,902	$3,347	$42,961	$252	$104,383
Total collateral received (pledged)†##	$—	$—	$—	$—	$—	$10,000	$—	$41,651	$—
Net amount	$1,346	$25,138	$6,436	$2,535	$1,466	$10,902	$3,347	$1,310	$252
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$10,000	$—	$41,651	$—	$51,651
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $1,396,016.

High Yield Fund    27

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

28 High Yield Fund

© 2024 Franklin Templeton. All rights reserved.	38919-SFSOI 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Fund

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 30, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: July 30, 2024